UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: 12/31/2011

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF December 31, 2011

		VALUE
		--------------
COMMON STOCKS -- 93.41%
	Consumer Discretionary - Automobiles &
	Components -- 1.81%
900,000	Johnson Controls, Inc.	$ 28,134,000
		--------------
	Consumer Discretionary - Media -- 1.33%
346,500	Morningstar, Inc.	20,599,425
		--------------
	Consumer Discretionary - Retailing -- 13.53%
1,298,600	Aaron's, Inc.	34,646,648
669,100	Jos. A. Bank Clothiers, Inc. *	32,625,316
550,000	Kohl's Corporation	27,142,500
740,000	LKQ Corporation *	22,259,200
742,476	O'Reilly Automotive, Inc. *	59,360,956
786,160	Penske Automotive Group, Inc.	15,133,580
684,786	Sally Beauty Company, Inc. *	14,469,528
100,000	Signet Jewelers Limited *	4,396,000
		--------------
		210,033,728
		--------------
	Consumer Staples - Food & Staples
	Retailing -- 3.09%
1,450,000	Walgreen Co.	47,937,000
		--------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 4.83%
700,000	Philip Morris International Inc.	54,936,000
774,800	Seneca Foods Corporation - Class A *	20,005,336
		--------------
		74,941,336
		--------------
	Energy -- 8.03%
350,000	Apache Corporation	31,703,000
1,483,700	Inergy, L.P.	36,231,954
721,133	Kinder Morgan Management, LLC *	56,623,350
		--------------
		124,558,304
		--------------
	Financials - Banks -- 0.89%
500,000	Wells Fargo & Company	13,780,000
		--------------
	Financials - Diversified -- 7.98%
839,900	Affiliated Managers Group, Inc. *	80,588,405
575,000	Duff & Phelps Corporation - Class A	8,337,500
1,534,785	Leucadia National Corporation	34,901,011
		--------------
		123,826,916
		--------------
	Financials - Insurance -- 2.18%
900,000	Loews Corporation	33,885,000
		--------------
	Financials - Real Estate -- 0.83%
1,520,950	Cohen & Steers Quality Income Realty Fund,
	Inc.	12,882,447
		--------------
	Health Care - Equipment & Services -- 4.59%
270,000	C.R. Bard, Inc.	23,085,000
557,500	Covidien plc	25,093,075
150,000	DaVita, Inc. *	11,371,500
265,100	Sirona Dental Systems, Inc. *	11,675,004
		--------------
		71,224,579
		--------------
	Health Care - Pharmaceuticals, Biotechnology
	& Life Sciences -- 11.46%
1,000,000	Gilead Sciences, Inc. *	40,930,000
154,400	Mettler-Toledo International Inc. *	22,806,424
750,000	Teva Pharmaceutical Industries Ltd.	30,270,000
825,688	Thermo Fisher Scientific Inc. *	37,131,189
1,000,000	Valeant Pharmaceuticals International, Inc. *	46,690,000
		--------------
		177,827,613
		--------------
	Industrials - Capital Goods -- 8.65%
728,889	Oshkosh Corporation *	15,583,647
580,000	Snap-on Incorporated	29,359,600
318,910	W.W. Grainger, Inc.	59,696,763
723,695	Woodward Inc.	29,620,836
		--------------
		134,260,846
		--------------
	Industrials - Commercial & Professional
	Services -- 6.41%
866,500	Copart, Inc. *	41,496,685
912,535	Healthcare Services Group, Inc.	16,142,744
950,000	Republic Services, Inc.	26,172,500
480,000	United Stationers Inc.	15,628,800
		--------------

		$ 99,440,729
		--------------
	Industrials - Transportation -- 2.12%
500,000	Kirby Corporation *	32,920,000
		--------------
	Information Technology - Hardware &
	Equipment -- 1.09%
856,700	Molex Incorporated - Class A	16,945,526
		--------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 0.83%
350,000	Microchip Technology Incorporated	12,820,500
		--------------
	Information Technology - Software &
	Services -- 6.82%
563,300	Fiserv, Inc. *	33,088,242
160,000	MasterCard Incorporated - Class A	59,651,200
300,000	Paychex, Inc.	9,033,000
90,700	Solera Holdings, Inc.	4,039,778
		--------------
		105,812,220
		--------------
	Materials -- 6.94%
350,000	AptarGroup, Inc.	18,259,500
1,300,000	Ball Corporation	46,423,000
300,000	RPM International, Inc.	7,365,000
443,725	Stepan Company	35,568,996
		--------------
		107,616,496
		--------------
	TOTAL COMMON STOCKS
	(cost $1,000,376,312)	1,449,446,665
		--------------
SHORT-TERM INVESTMENTS -- 6.85%
	Commercial Paper - 6.54%
$1,525,000	Bemis Company, Inc. 01/03/12, 0.45%	1,525,000
4,000,000	Diageo Capital plc 01/03/12, 0.57%	4,000,000
4,450,000	Diageo Capital plc 01/04/12, 0.56%	4,449,931
3,000,000	Bacardi U.S.A., Inc. 01/05/12, 0.40%	2,999,933
3,000,000	Diageo Capital plc 01/05/12, 0.50%	2,999,917
5,375,000	Marriott International, Inc. 01/05/12, 0.50%	5,374,851
4,150,000	Integrys Energy Group, Inc. 01/06/12, 0.35%	4,149,879
5,000,000	VW Credit, Inc. 01/06/12, 0.40%	4,999,833
2,250,000	Hitachi America Capital Ltd. 01/09/12, 0.50%	2,249,813
7,100,000	Integrys Energy Group, Inc. 01/09/12, 0.40%	7,099,527
5,000,000	SABMiller plc 01/09/12, 0.50%	4,999,583
4,650,000	VW Credit, Inc. 01/10/12, 0.40%	4,649,638
4,000,000	Verizon Communications Inc. 01/11/12, 0.37%	3,999,671
1,050,000	Bacardi U.S.A., Inc. 01/12/12, 0.45%	1,049,882
5,925,000	NBCUniversal Media, LLC 01/13/12, 0.40%	5,924,342
7,925,000	Integrys Energy Group, Inc. 01/17/12, 0.40%	7,923,767
5,625,000	Clorox Company (The) 01/18/12, 0.43%	5,623,992
5,000,000	Integrys Energy Group, Inc. 01/18/12, 0.37%	4,999,229
5,025,000	VW Credit, Inc. 01/19/12, 0.40%	5,024,107
3,375,000	Aetna Inc. 01/20/12, 0.33%	3,374,474
3,475,000	VW Credit, Inc. 01/23/12, 0.41%	3,474,209
5,000,000	VW Credit, Inc. 01/23/12, 0.42%	4,998,833
5,625,000	Hitachi Capital America Corp. 01/31/12, 0.45%	5,623,031
		--------------
		101,513,442
		--------------
	Variable Rate Security - 0.31%
4,873,919	American Family Financial Services, Inc.(1)
	01/03/12, 0.10%	4,873,919
		--------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $106,387,361)	106,387,361
		--------------
	TOTAL SECURITY HOLDINGS
	(cost $1,106,763,673) - 100.26%	1,555,834,026
		--------------

	LIABILITIES, NET OF OTHER ASSETS - (0.26)%	(4,115,599)
		--------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$1,551,718,427
		--------------
		--------------

*	Non-income producing.
(1)	Subject to a demand feature as defined by the Securities and Exchange Commission.

As of December 31, 2011, investment cost for federal tax purposes was $1,100,367,781 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$502,639,103
Unrealized depreciation	(47,172,858)
------------
Net unrealized appreciation	$455,466,245
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$1,449,446,665
Level 2 -
Commercial Paper	101,513,442
Variable Rate Security	4,873,919
Level 3 -
None	-
--------------
Total	$1,555,834,026
--------------
--------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/07/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 02/07/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/07/2012